SCHEDULE OF FOREIGN EXCHANGE GAIN OR LOSSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Gain (Loss), Foreign Currency Transaction, before Tax	$ 156,937	$ 118,508
Plus Five Percentage [Member]
Gain (Loss), Foreign Currency Transaction, before Tax	(7,847)	(5,925)
Minus Five Percentage [Member]
Gain (Loss), Foreign Currency Transaction, before Tax	$ 7,847	$ 5,925